LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
LONG-TERM INVESTMENTS
Schedule of other non-current financial assets

	2023	2024
Financial instruments
At fair value through profit or loss:
Equity	7,537	7,797
Convertible bonds	491	377
At fair value through other comprehensive income:
Equity	25	27
Convertible bonds	—	24
	8,053	8,225
Associates
PT Jalin Pembayaran Nusantara ("Jalin")	105	110
Others	4	—
	109	110
Total long-term investments	8,162	8,335